Consolidated Statement of Cash Flows - USD ($) $ in Thousands	11 Months Ended
Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 37,490
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,903
Amortization of deferred finance costs and debt discounts	352
Amortization of fair value of above market time charter	308
Amortization of fair value of below market time charter	(146)
Stock based compensation	2,789
Loss on extinguishment of debt	593
Gain on sale of vessels, net	(36,095)
Changes in operating assets and liabilities:
Accounts receivable trade	(660)
Inventories	87
Prepaid expenses	(990)
Other current assets	(3,207)
Deferred charges, non-current	(58)
Trade accounts and other payables	(2,787)
Accrued liabilities	6,804
Other current liabilities	(130)
Due to related parties	595
Deferred revenue	1,027
Net cash (used in) / provided by operating activities	7,875
Cash flows from investing activities:
Vessels acquisitions and improvements	(80,832)
Advances for vessels acquisitions from related parties	(12,688)
Gross proceeds from sale of vessel	100,008
Net cash (used in) / provided by investing activities	6,488
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	24,974
Proceeds from issuance of preferred stock	10,000
Redemption of preferred stock	(10,500)
Dividends on preferred stock	(243)
Payments for repurchase of common stock	(6,003)
Proceeds from long term debt	73,000
Payments of financing and stock issuance costs	(909)
Repayments of long-term debt	(34,750)
Net cash provided by / (used in) financing activities	55,569
Net (decrease) / increase in cash and cash equivalents and restricted cash	69,932
Cash and cash equivalents and restricted cash at beginning of period	0
Cash and cash equivalents and restricted cash at end of period	69,932
Cash paid during the period for:
Interest	1,741
Noncash investing activities:
Vessel acquisition through spin-off (Note 5)	(18,500)
Noncash financing activities:
Dividends on Common Stock and participating Non Vested Restricted Stock Awards Declared but not paid (Note 9)	(7,373)
Long-term debt assumed through spin-off (Note 6)	4,950
Payments of financing and stock issuance stocks	$ (833)